Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 27, 2012
INTERNATIONAL GROWTH EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20.00	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
1-Year	rr_ExpenseExampleYear01	738
3-Year	rr_ExpenseExampleYear03	2,208
5-Year	rr_ExpenseExampleYear05	3,598
10-Year	rr_ExpenseExampleYear10	6,751
1-Year	rr_ExpenseExampleNoRedemptionYear01	738
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,208
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,598
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,751
Annual Return 2009	rr_AnnualReturn2009	19.94%
Annual Return 2010	rr_AnnualReturn2010	11.17%
Annual Return 2011	rr_AnnualReturn2011	(15.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.83%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
1 Year	rr_AverageAnnualReturnYear01	(15.28%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.03%
INTERNATIONAL GROWTH EQUITY FUND | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
1 Year	rr_AverageAnnualReturnYear01	(21.52%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.29%
INTERNATIONAL GROWTH EQUITY FUND | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
1 Year	rr_AverageAnnualReturnYear01	(11.58%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.51%
INTERNATIONAL GROWTH EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Small Account Fee	rr_MaximumAccountFee	20.00	[1],[3]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.43%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.98%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.45%	[2]
1-Year	rr_ExpenseExampleYear01	248
3-Year	rr_ExpenseExampleYear03	1,919
5-Year	rr_ExpenseExampleYear05	3,476
10-Year	rr_ExpenseExampleYear10	6,926
1-Year	rr_ExpenseExampleNoRedemptionYear01	248
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,919
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,476
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,926
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
1 Year	rr_AverageAnnualReturnYear01	(15.88%)
Lifetime	rr_AverageAnnualReturnSinceInception	4.30%
INTERNATIONAL GROWTH EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20.00	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.46%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
1-Year	rr_ExpenseExampleYear01	148
3-Year	rr_ExpenseExampleYear03	1,655
5-Year	rr_ExpenseExampleYear05	3,089
10-Year	rr_ExpenseExampleYear10	6,377
1-Year	rr_ExpenseExampleNoRedemptionYear01	148
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,655
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,089
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,377
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
1 Year	rr_AverageAnnualReturnYear01	(15.05%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.34%
INTERNATIONAL GROWTH EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Growth Equity Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio of equity securities of non-U.S. companies, including those with small-, medium- and large-capitalizations. Individual securities generally will have a minimum market capitalization of $100 million at the time of purchase. The Fund may invest a substantial amount (i.e., more than 25%) of its assets in issuers located in a single country or a limited number of countries, but in no event will the Fund be invested in fewer than three different countries. McKinley Capital Management, LLC ("McKinley Capital"), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Growth and Value Investing Risks – Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer's value or favor investing in faster-growing issuers.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 9/30/10, was 17.07%; and Worst Quarter 9/30/11, was -22.83%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INTERNATIONAL GROWTH EQUITY FUND | MSCI EAFE Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.11%)	[4]
Lifetime	rr_AverageAnnualReturnSinceInception	9.16%	[4]

[1]	Effective April 1, 2012 (or as soon as possible thereafter in the Fund's discretion), if your shares are held in a direct account or in an account held by a financial adviser or platform where the Fund pays shareholder servicing fees to the financial intermediary and the value of your account is below $1,000, the Fund may charge you a fee of $20.00 per account that is determined and assessed annually.
[2]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.45% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2013. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	There is a contingent deferred sales charge on Class C shares if you redeem within 12 months of purchase.
[4]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.